UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   January 19, 2024 to February 16, 2024

Commission File Number of issuing entity:  333-172366-12

Central Index Key Number of issuing entity:  0001596958

WFRBS Commercial Mortgage Trust 2014-LC14
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-172366

Central Index Key Number of depositor:  0000850779

Wells Fargo Commercial Mortgage Securities, Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541468

Ladder Capital Finance LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000729153

NatWest Markets Plc (formerly known as The Royal Bank of Scotland plc)
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541615

RBS Financial Products Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001592182

LMF Commercial, LLC (formerly known as Rialto Mortgage Finance, LLC)
(Exact name of sponsor as specified in its charter)

Anthony J. Sfarra (212) 214-5600
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3925004
38-3925005
38-3925006
38-7111568
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, National Association
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-4			X
A-5			X
A-SB			X
A-S			X
X-A			X
X-B			X
B			X
C			X
PEX			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Explanatory Note:

This Form 10-D/A amends the registrant’s Asset Backed Issuer Distribution Report on Form 10-D filed by the Registrant on February 29, 2024 (SEC Accession No. 0001888524-24-002650) (the “Original 10-D”).  The purpose of this amendment is to revise information in the Monthly Distribution Report filed as Exhibit 99.1 to the Original 10-D relating to amounts payable to the Certificateholders.  The Certificate Administrator was notified on March 11, 2024 that an interest adjustment made with respect to the PennCap Portfolio Mortgage Loan (Loan Number 2 on Annex A-1 of the prospectus supplement of the registrant relating to the issuing entity filed on February 18, 2014 pursuant to Rule 424(b)(5)) was reported as a cash short instead of as an adjustment to the weighted average coupon of the PennCap Portfolio Mortgage Loan.

As a result, the amounts of prior interest shortfalls and cumulative interest shortfalls on the Class G Certificates, and the totals for those two columns on page 4 in the Original 10-D, are being corrected to reflect the reporting adjustments resulting from the interest adjustment described above in the amount of $426,241.82. The corrected Monthly Distribution Report for the February 16, 2024 Distribution Date is attached as Exhibit 99.1 to this Form 10-D/A.

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On February 16, 2024 a distribution was made to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2014-LC14.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the WFRBS Commercial Mortgage Trust 2014-LC14 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on February 16, 2024

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
3	36.92%	5	$1,814,258.86

No assets securitized by Wells Fargo Commercial Mortgage Securities, Inc. (the "Depositor") and held by WFRBS Commercial Mortgage Trust 2014-LC14 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from January 19, 2024 to February 16, 2024.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a "Rule 15Ga-1 Form ABS-15G") on February 8, 2024. The CIK number for the Depositor is 0000850779.

Wells Fargo Bank, National Association ("Wells Fargo"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 8, 2024. The Central Index Key number for Wells Fargo is 0000740906.

Ladder Capital Finance LLC ("LCF"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 14, 2024. The Central Index Key number for LCF is 0001541468.

NatWest Markets Plc (formerly known as The Royal Bank of Scotland plc) ("NatWest plc"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 16, 2017. The Central Index Key number for NatWest plc is 0000729153.

RBS Financial Products Inc. ("RBSFP"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 16, 2024. The Central Index Key number for RBSFP is 0001541615.

LMF Commercial, LLC (formerly known as Rialto Mortgage Finance, LLC) ("LMF"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 1, 2024. The Central Index Key number for LMF is 0001592182.

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

Disclosure from Wells Fargo Bank, National Association, as certificate administrator, custodian and/or trustee:

In December 2014, Phoenix Light SF Limited (Phoenix Light) and certain related entities filed a complaint in the United States District Court for the Southern District of New York alleging claims against Wells Fargo Bank, N.A., in its capacity as trustee for a number of residential mortgage-backed securities (RMBS) trusts. Complaints raising similar allegations have been filed by Commerzbank AG in the Southern District of New York, IKB International and IKB Deutsche Industriebank (together, IKB) in New York state court, and Park Royal I LLC and Park Royal II LLC in New York state court. In each case, the plaintiffs allege that Wells Fargo Bank, N.A., as trustee, caused losses to investors, and plaintiffs assert causes of action based upon, among other things, the trustee’s alleged failure to notify and enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, notify investors of alleged events of default, and abide by appropriate standards of care following alleged events of default. In July 2022, the district court dismissed Phoenix Light’s claims and certain of the claims asserted by Commerzbank AG, and subsequently entered judgment in each case in favor of Wells Fargo Bank, N.A. In August 2022, Phoenix Light and Commerzbank AG each appealed the district court’s decision to the United States Court of Appeals for the Second Circuit. Phoenix Light dismissed its appeal in May 2023, terminating its case. In November 2023, Wells Fargo Bank, N.A. entered into an agreement with IKB to resolve IKB’s claims. Wells Fargo Bank, N.A. previously settled two class actions filed by institutional investors and an action filed by the National Credit Union Administration with similar allegations.

Item 6. Significant Obligors of Pool Assets.

The Americas Mart mortgage loan constituted a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on February 18, 2014. The Americas Mart mortgage loan was paid in full as of November 30, 2023, and is no longer an asset of the trust.

Item 7. Change in Sponsor Interest in the Securities.

None

Item 9. Other Information.

Computershare Trust Company, N.A., as agent for Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for WFRBS Commercial Mortgage Trust 2014-LC14, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date	01/18/2024	$1,058.97
Current Distribution Date	02/16/2024	$36,132.44

Interest Reserve Account Balance
Prior Distribution Date	01/18/2024	$0.00
Current Distribution Date	02/16/2024	$35,448.27

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Amended monthly report distributed to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2014-LC14, relating to the February 16, 2024 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.
(Depositor)

/s/ Anthony J. Sfarra
Anthony J. Sfarra, President

Date: March 18, 2024